Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

14. Share-based compensation

The Group recognizes share-based compensation, net of estimated forfeitures, on a straight line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the consolidated statements of comprehensive income for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2022, 2023 and 2024.

In June 2013 and October 2017, the Group adopted 2013 Share Incentive Plan (the “2013 plan”) and 2017 Share Incentive Plan (the “2017 plan”), which allows the Group to offer share based incentive awards to employees, officers, directors and individual consultants who render services to the Group by granting options, restricted shares or restricted share units. Awards granted under 2013 plan or 2017 plan are generally subject to a four-year vesting schedule as determined by the administrator of the plans.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

14. Share-based compensation (continued)

Share Options

The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2022, 2023 and 2024:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$

Outstanding at December 31, 2022	3,090,700	0.8064	1.07	836
Granted	5,144,600	0.7940	-	-
Expired	(150,000)	1.4000	-	-
Exercised	(186,560)	0.3300	-	-
Outstanding at December 31, 2023	7,898,740	0.7983	2.90	1,782
Expired	(125,000)	1.4000	-	-
Exercised	(2,679,140)	0.6201	-	-
Outstanding at December 31, 2024	5,094,600	0.8773	2.83	1,942
Vested and expected to vest at December 31, 2024	5,020,747	0.8773	2.83	1,914
Exercisable as of December 31, 2024	1,236,150	1.1372	1.42	237

For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized related to the share options were RMB365, RMB2,889 and RMB2,894, respectively. As of December 31, 2024, the unrecognized compensation cost was RMB7,713. These amounts are expected to be recognized over a weighted average period of 2.59 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

The aggregate intrinsic value as of December 31, 2022, 2023 and 2024 is calculated as the difference between the exercise prices of the options and the per-share market price.

The weighted average grant-date per-share fair value of options granted during the years ended December 31, 2022, 2023 and 2024 was nil, US$0.37 and nil, respectively.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

14. Share-based compensation (continued)

RSUs

The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2022, 2023 and 2024:

	Number of RSUs	Weighted- average grant date fair value
		US$

Unvested at December 31, 2022	53,293,740	0.6510
Granted	42,890,835	0.8108
Vested	(20,613,140)	0.6130
Canceled/Forfeited	(7,377,125)	0.6478
Unvested at December 31, 2023	68,194,310	0.7724
Granted	39,910,390	1.0244
Vested	(26,126,200)	0.6618
Canceled/Forfeited	(6,633,360)	0.7744
Unvested at December 31, 2024	75,345,140	0.9374

Total share-based compensation cost for the RSUs amounted to RMB88,665 , RMB113,518 and RMB141,158 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, there was RMB337,646 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 2.69 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)